COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedule of total future minimum lease payments

The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Within one year	13,431	5,793	13,902
After one year and within five years	46,728	—	5,792
	60,159	5,793	19,694

Schedule of capital expenditures contracted for at the balance sheet date but not recognized

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	30,000,000	—
Antelope Chengdu	65,250,000	—	—
Contracted but not provided for in the financial statements – acquisition of property, plant and equipment	—	—	—